Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 21,288	¥ 28,936	¥ 30,460
Interest costs on projected benefit obligations	14,459	9,982	6,917
Expected return on plan assets	(31,835)	(34,565)	(36,322)
Amortization of prior service cost (benefits)	(5,553)	(4,890)	(4,854)
Amortization of net actuarial loss (gain)	(38,339)	(29,045)	(19,453)
Special termination benefits	971	1,244	7,269
Loss (gain) on settlement	0	2,210	0
Other	2,004	3,179	0
Net periodic benefit cost	¥ (37,005)	¥ (22,948)	¥ (15,983)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense, Deposits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Interest